CONVERTIBLE NOTES - Key assumptions used in determining fair value of ATW Convertible Note (Details) - ATW Convertible Notes	Jun. 30, 2026
Risk-free interest rate
CONVERTIBLE NOTES
Measurement input	0.0396
Volatilities
CONVERTIBLE NOTES
Measurement input	0.4332
Bond yields
CONVERTIBLE NOTES
Measurement input	0.2614